Pemberwick Fund
Schedule of Investments
December 31, 2020 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS AND NOTES - 83.4%
Communications - 2.1%
AT&T, Inc.
1.187% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)
Cisco Systems, Inc.	5,000,000	5,022,779
3.000%, 06/15/2022
Comcast Corp.	105,000	109,233
3.000%, 02/01/2024
3.600%, 03/01/2024	150,000	161,541
3.700%, 04/15/2024	100,000	110,058
3.375%, 02/15/2025	100,000	110,055
3.375%, 08/15/2025	200,000	221,346
3.950%, 10/15/2025	100,000	111,678
	125,000	143,672
		5,990,362
Consumer, Cyclical - 0.4%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	52,145
3.625%, 10/10/2023	200,000	217,788
3.550%, 01/12/2024	50,000	54,512
2.150%, 09/10/2024	100,000	105,935
PACCAR Financial Corp.
3.100%, 05/10/2021	62,000	62,615
3.400%, 08/09/2023	60,000	64,846
The Home Depot, Inc.
2.000%, 04/01/2021	130,000	130,340
Toyota Motor Credit Corp.
3.400%, 09/15/2021	130,000	132,817
2.150%, 09/08/2022	30,000	30,944
2.900%, 04/17/2024	150,000	161,294
Walmart, Inc.
4.250%, 04/15/2021	60,000	60,604
		1,073,840
Consumer, Non-cyclical - 2.5%
Abbott Laboratories
3.875%, 09/15/2025	100,000	114,651
AstraZeneca PLC
0.850% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(e)	2,000,000	2,014,804

Bristol-Myers Squibb Co.
7.150%, 06/15/2023	75,000	87,278
3.250%, 11/01/2023	125,000	135,654
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	77,811
Eli Lilly and Co.
2.350%, 05/15/2022	70,000	71,906
Johnson & Johnson
2.250%, 03/03/2022	60,000	61,322
Merck & Co., Inc.
3.875%, 01/15/2021	50,000	50,034
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	54,894
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	109,187
Reckitt Benckiser Treasury Services PLC
0.798% (3 Month LIBOR USD + 0.560%), 06/24/2022 (Acquired 02/15/2018, Cost $3,770,481) (a)(b)(d)(e)	3,775,000	3,793,137
The Coca-Cola Co.
3.200%, 11/01/2023	60,000	65,091
The Hershey Co.
3.100%, 05/15/2021	150,000	151,567
The Procter & Gamble Co.
2.300%, 02/06/2022	60,000	61,408
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	100,556
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	284,584
		7,233,884
Energy - 0.5%
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	105,516
3.790%, 02/06/2024	350,000	382,605
3.224%, 04/14/2024	200,000	216,366
3.796%, 09/21/2025	250,000	283,504
Chevron Corp.
3.191%, 06/24/2023	50,000	53,221
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	180,000	207,167
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	104,411
		1,352,790
Financial - 75.9%
American Express Co.
0.747% (3 Month LIBOR USD + 0.525%), 05/17/2021 (a)	1,300,000	1,301,998
0.824% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,401,225
American Express Credit Corp.
0.932% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,034,067
Banco Santander SA
1.784% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	3,800,000	3,843,565
1.303% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	9,750,000	9,857,905
1.344% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	2,900,000	2,930,123
Bank of America Corp.
1.638% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,514,171
0.901% (3 Month LIBOR USD + 0.650%), 06/25/2022 (a)	2,500,000	2,506,455
1.389% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,444,607
1.378% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	858,882
1.215% (3 Month LIBOR USD + 1.000%), 04/24/2023 (a)	1,000,000	1,010,506
1.015% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	1,850,000	1,864,413

Bank of Montreal
0.616% (3 Month LIBOR USD + 0.400%), 01/22/2021 (a)(e)	1,295,000	1,295,285
0.851% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	3,300,000	3,328,136
Canadian Imperial Bank of Commerce
0.939% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	4,496,000	4,534,580
Capital One Financial Corp.
0.934% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,606,354
Capital One NA
1.364% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,328,658
Citibank, N.A.
0.564% (3 Month LIBOR USD + 0.350%), 02/12/2021 (a)	1,375,000	1,375,087
Citigroup, Inc.
1.620% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	551,758
1.404% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	1,570,000	1,580,275
1.296% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,038,035
1.165% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,800,000	4,844,803
1.655% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	2,034,548
1.322% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	900,000	912,544
Credit Suisse Group AG
1.420% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $8,359,247) (a)(b)(d)(e)	8,300,000	8,403,432
1.460% (3 Month LIBOR USD + 1.240%), 06/12/2024 (Acquired 06/06/2018 through 06/07/2018, Cost $1,011,129) (a)(b)(e)	1,000,000	1,014,574
Credit Suisse Group Funding Guernsey Ltd.
2.508% (3 Month LIBOR USD + 2.290%), 04/16/2021 (a)(e)	1,000,000	1,006,416
ERP Operating LP
4.625%, 12/15/2021	75,000	77,177
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	156,707
3.950%, 01/15/2024	217,000	236,139
HSBC Holdings PLC
1.220% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)(e)	4,810,000	4,843,814
M&T Bank Corp.
0.895% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,057,100
Manufacturers & Traders Trust Co.
0.865% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	5,001,541
MetLife, Inc.
4.368%, 09/15/2023 (a)	150,000	166,262
3.000%, 03/01/2025	100,000	109,961
3.600%, 11/13/2025	125,000	141,634
Mitsubishi UFJ Financial Group, Inc.
1.280% (3 Month LIBOR USD + 1.060%), 09/13/2021 (a)(e)	2,000,000	2,013,521
0.968% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	4,432,000	4,464,009
1.075% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)(e)	1,000,000	1,011,373
Mizuho Financial Group, Inc.
1.360% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,029,810
1.164% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)(e)	5,400,000	5,448,103
1.015% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	7,420,000	7,478,621
1.070% (3 Month LIBOR USD + 0.840%), 07/16/2023 (a)(e)	1,000,000	1,005,633
Morgan Stanley
1.609% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	5,600,000	5,622,580
1.398% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,900,977
1.146% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	5,420,000	5,443,551
1.615% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	2,000,000	2,038,515
1.433% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	1,029,000	1,049,200
Northern Trust Corp.
3.375%, 08/23/2021	25,000	25,499
PNC Bank N.A.
0.466% (3 Month LIBOR USD + 0.250%), 01/22/2021 (a)	1,960,000	1,960,283
0.666% (3 Month LIBOR USD + 0.450%), 07/22/2022 (a)	1,000,000	1,002,150
Public Storage
2.370%, 09/15/2022	180,000	186,144

Realty Income Corp.
3.250%, 10/15/2022	150,000	156,436
4.650%, 08/01/2023	125,000	137,025
3.875%, 07/15/2024	146,000	161,533
3.875%, 04/15/2025	150,000	169,099
Royal Bank of Canada
0.615% (3 Month LIBOR USD + 0.400%), 01/25/2021 (a)(e)	1,600,000	1,600,407
0.944% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)(e)	5,355,000	5,393,436
Simon Property Group LP
2.500%, 07/15/2021	120,000	120,716
2.350%, 01/30/2022	50,000	50,784
3.750%, 02/01/2024	100,000	108,360
2.000%, 09/13/2024	150,000	156,811
3.375%, 10/01/2024	100,000	108,779
3.500%, 09/01/2025	100,000	111,098
State Street Corp.
1.950%, 05/19/2021	25,000	25,167
Sumitomo Mitsui Financial Group, Inc.
1.339% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,046,499
1.358% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,016,659
0.958% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)(e)	1,980,000	1,994,186
1.078% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)(e)	2,200,000	2,221,423
The Bank of New York Mellon Corp.
1.264% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,191,556
The Bank of Nova Scotia
0.865% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)	4,700,000	4,730,549
The Goldman Sachs Group, Inc.
1.575% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,002,870
1.275% (3 Month LIBOR USD + 1.050%), 06/05/2023 (a)	3,700,000	3,738,462
1.215% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	2,449,000	2,471,475
1.824% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,965,858
The Toronto-Dominion Bank
1.220% (3 Month LIBOR USD + 1.000%), 04/07/2021 (a)(e)	1,500,000	1,503,881
0.651% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,354,444
0.755% (3 Month LIBOR USD + 0.530%), 12/01/2022 (a)(e)	2,000,000	2,016,447
Trust Bank
0.804% (3 Month LIBOR USD + 0.590%), 08/02/2022 (a)	6,700,000	6,718,362
Trust Financial Corp.
0.888% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,621,837
Wells Fargo & Co.
1.571% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,505,514
2.500%, 03/04/2021	30,000	30,102
4.600%, 04/01/2021	60,000	60,635
2.100%, 07/26/2021	110,000	111,118
1.144% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	4,500,000	4,503,890
1.444% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	939,788
		219,937,912

Industrial - 0.7%
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	109,676
Caterpillar Financial Services Corp.
2.900%, 03/15/2021	75,000	75,392

Caterpillar, Inc.
3.400%, 05/15/2024	60,000	65,462
General Dynamics Corp.
3.000%, 05/11/2021	105,000	106,015
2.250%, 11/15/2022	60,000	61,923
General Electric Co.
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	999,540
Honeywell International, Inc.
1.850%, 11/01/2021	60,000	60,716
John Deere Capital Corp.
2.650%, 01/06/2022	50,000	51,233
2.800%, 01/27/2023	60,000	63,076
The Boeing Co.
2.800%, 03/01/2023	120,000	124,613
2.850%, 10/30/2024	100,000	105,773
2.500%, 03/01/2025	100,000	104,262
		1,927,681

Technology - 0.6%
Apple, Inc.
2.250%, 02/23/2021	63,000	63,075
2.150%, 02/09/2022	155,000	158,235
2.400%, 05/03/2023	60,000	62,956
3.000%, 02/09/2024	80,000	86,149
3.200%, 05/13/2025	150,000	167,384
IBM Credit LLC
1.800%, 01/20/2021	100,000	100,067
Intel Corp.
1.700%, 05/19/2021	110,000	110,459
3.300%, 10/01/2021	33,000	33,737
3.100%, 07/29/2022	50,000	52,318
International Business Machines Corp.
3.375%, 08/01/2023	150,000	162,126
3.625%, 02/12/2024	100,000	109,637
3.000%, 05/15/2024	100,000	108,364
7.000%, 10/30/2025	150,000	195,127
Microsoft Corp.
1.550%, 08/08/2021	225,000	226,569
Oracle Corp.
2.500%, 05/15/2022	190,000	195,110
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	61,221
		1,892,534

Utilities - 0.7%
Berkshire Hathaway Energy Co.
3.500%, 02/01/2025	200,000	220,359
DTE Electric Co.
3.900%, 06/01/2021	55,000	55,314
Duke Energy Carolinas LLC
3.900%, 06/15/2021	25,000	25,174
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	71,951
3.250%, 08/15/2025	100,000	111,570

Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	263,720
3.700%, 06/01/2024	140,000	153,782
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	117,816
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	166,671
PacifiCorp.
3.600%, 04/01/2024	210,000	228,989
PECO Energy Co.
3.150%, 10/15/2025	125,000	138,858
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	152,043
Public Service Electric and Gas Co.
3.000%, 05/15/2025	175,000	191,568
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,498
3.600%, 09/01/2023	100,000	107,617
Southern California Edison Co.
3.875%, 06/01/2021	40,000	40,222
3.400%, 06/01/2023	50,000	53,101
		2,129,253
TOTAL CORPORATE BONDS AND NOTES (Cost $240,241,937)		241,538,256

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Federal Home Loan Mortgage Corporation REMICS - 0.8%
Series 3799, Class GK
2.750%, 01/15/2021	177	177
Series 3784, Class BH
3.500%, 01/15/2021	1,135	1,135
Series 2989, Class TG
5.000%, 06/15/2025	11,253	11,915
Series 3002, Class YD
4.500%, 07/15/2025	4,706	4,963
Series 3775, Class EM
3.500%, 11/15/2025	29,135	30,476
Series 3990, Class UB
2.500%, 01/15/2026	25,582	25,683
Series 4266, Class BG
2.500%, 04/15/2026	69,201	71,638
Series 3917, Class AB
1.750%, 07/15/2026	37,950	38,464
Series 3970, Class HB
3.000%, 12/15/2026	200,000	212,922
Series 4020, Class PA
2.750%, 03/15/2027	47,887	49,603
Series 2091, Class PG
6.000%, 11/15/2028	255,792	289,205

Series 2097, Class PZ
6.000%, 11/15/2028	164,641	185,873
Series 2526, Class FI
1.159% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	34,273	35,005
Series 4203, Class DM
3.000%, 04/15/2033	106,303	112,912
Series 4363, Class EJ
4.000%, 05/15/2033	80,497	86,946
Series 2682, Class LD
4.500%, 10/15/2033	41,165	46,681
Series 4453, Class DA
3.500%, 11/15/2033	151,088	159,820
Series 2759, Class TC
4.500%, 03/15/2034	192,101	212,442
Series 2881, Class AE
5.000%, 08/15/2034	3,281	3,404
Series 2933, Class HD
5.500%, 02/15/2035	6,366	7,185
Series 4305, Class KA
3.750%, 10/15/2039	12,509	12,919
Series 3824, Class PA
4.500%, 07/15/2040	28,200	29,951
Series 3928, Class HC
2.500%, 08/15/2040	30,193	30,716
Series 3890, Class BA
2.500%, 11/15/2040	51,267	52,208
Series 4045, Class HC
2.000%, 07/15/2041	44,268	45,333
Series 4002, Class LB
2.000%, 09/15/2041	160,277	164,071
Series 4171, Class NG
2.000%, 06/15/2042	179,928	184,195
Series 4305, Class AL
2.000%, 10/15/2043	24,845	25,619
Series 4472, Class MA
3.000%, 05/15/2045	127,377	137,111
Series 4305, Class A
3.500%, 06/15/2048	31,238	31,709
		2,300,281
Federal National Mortgage Assocation REMICS - 1.1%
Series 2005-40, Class YG
5.000%, 05/25/2025	10,143	10,685
Series 2011-110, Class CA
3.500%, 06/25/2026	36,225	36,231
Series 2011-110, Class CYA
3.500%, 11/25/2026	375,000	393,473
Series 2007-27, Class MQ
5.500%, 04/25/2027	3,433	3,756
Series 2012-101, Class AB
1.500%, 06/25/2027	95,703	97,371
Series 2012-66, Class HE
1.500%, 06/25/2027	36,936	37,444
Series 2012-148, Class BQ
1.250%, 01/25/2028	99,366	101,183

Series 2013-124, Class BD
2.500%, 12/25/2028	98,984	102,269
Series 2014-8, Class DA
4.000%, 03/25/2029	78,176	82,306
Series 2002-56, Class PE
6.000%, 09/25/2032	86,201	100,581
Series 2013-72, Class HG
3.000%, 04/25/2033	191,893	204,308
Series 2003-127, Class EG
6.000%, 12/25/2033	106,933	124,754
Series 2004-60, Class AB
5.500%, 04/25/2034	287,974	305,124
Series 2005-48, Class AU
5.500%, 06/25/2035	70,427	79,400
Series 2005-62, Class CQ
4.750%, 07/25/2035	374	376
Series 2005-64, Class PL
5.500%, 07/25/2035	16,405	18,572
Series 2005-68, Class PG
5.500%, 08/25/2035	14,502	16,552
Series 2005-83A, Class LA
5.500%, 10/25/2035	7,376	8,495
Series 2006-57, Class AD
5.750%, 06/25/2036	18,123	19,125
Series 2014-23, Class PA
3.500%, 08/25/2036	4,957	4,959
Series 2011-9, Class LH
3.500%, 01/25/2039	195,136	202,405
Series 2009-47, Class PA
4.500%, 07/25/2039	992	1,018
Series 2010-68, Class EP
4.500%, 12/25/2039	52,829	55,931
Series 2014-19, Class HA
2.000%, 06/25/2040	74,264	75,661
Series 2010-123, Class FE
4.500%, 11/25/2040	114,001	128,273
Series 2012-49, Class QJ
1.750%, 12/25/2040	100,924	102,206
Series 2012-31, Class NP
2.000%, 04/25/2041	48,260	49,194
Series 2012-38, Class PA
2.000%, 09/25/2041	38,899	40,086
Series 2013-18, Class PA
2.000%, 11/25/2041	170,735	176,392
Series 2012-102, Class HA
2.000%, 02/25/2042	89,791	92,126
Series 2012-90, Class DA
1.500%, 03/25/2042	88,160	88,058
Series 2012-134, Class VP
3.000%, 10/25/2042	128,536	134,456
Series 2013-6, Class LD
2.000%, 02/25/2043	59,397	61,853
Series 2013-14, Class QD
1.500%, 03/25/2043	55,786	56,066
Series 2016-60, Class Q
1.750%, 09/25/2046	132,356	137,482
Series 2017-77, Class RL
2.000%, 10/25/2047	102,190	105,696
		3,253,867

Government National Mortgage Association REMICS - 0.2%
Series 2013-88, Class WA
5.028%, 06/20/2030 (a)	34,867	36,802
Series 2007-11, Class PE
5.500%, 03/20/2037	11,332	12,799
Series 2010-58, Class YJ
3.000%, 05/16/2039	31,146	31,367
Series 2010-112, Class NG
2.250%, 09/16/2040	127,190	133,216
Series 2013-64, Class LP
1.500%, 08/20/2041	200,113	205,316
Series 2013-56, Class AP
2.000%, 11/16/2041	105,368	110,021
Series 2012-106, Class MA
2.000%, 11/20/2041	133,205	137,924
Series 2012-48, Class MA
2.500%, 04/16/2042	73,196	78,242
		745,687
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,987,120)		6,299,835

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Federal Home Loan Mortgage Corp. - 0.1%
5.500%, 04/01/2021, Gold Pool #G11941	154	154
5.500%, 11/01/2021, Gold Pool #G12454	615	622
5.500%, 04/01/2023, Gold Pool #G13145	3,546	3,669
4.000%, 02/01/2026, Gold Pool #J14494	16,101	17,134
4.000%, 06/01/2026, Gold Pool #J15974	6,337	6,745
3.000%, 12/01/2026. Gold Pool #GN455993	56,220	59,126
4.500%, 06/01/2029, Gold Pool #C91251	6,769	7,397
4.500%, 12/01/2029, Gold Pool #C91281	13,313	14,554
4.500%, 04/01/2030, Gold Pool #C91295	7,270	8,039
		117,440
Federal National Mortgage Association - 0.1%
2.000%, 01/05/2022	300,000	305,727
5.000%, 05/01/2023, Pool #254762	2,714	2,998
5.500%, 01/01/2024, Pool #AD0471	780	793
5.000%, 12/01/2025, Pool #256045	9,906	10,952
5.500%, 05/01/2028, Pool #257204	9,689	10,835
4.000%, 08/01/2029, Pool #MA0142	11,628	12,522
5.500%, 04/01/2037, Pool #AD0249	15,214	17,716
5.000%, 10/01/2039, Pool #AC3237	32,785	38,118
		399,661
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $494,931)		517,101

U.S. TREASURY OBLIGATIONS - 11.7%
U.S. Treasury Notes - 11.7%
1.375%, 01/31/2021	2,720,000	2,722,483
2.250%, 02/15/2021	500,000	501,203
1.125%, 02/28/2021	3,360,000	3,365,025
2.375%, 03/15/2021	1,000,000	1,004,358
1.250%, 03/31/2021	2,135,000	2,140,696
2.375%, 04/15/2021	1,000,000	1,006,434
1.375%, 04/30/2021	1,025,000	1,029,197
3.125%, 05/15/2021	1,205,000	1,218,224

2.125%, 05/31/2021	1,600,000	1,613,065
2.625%, 06/15/2021	1,100,000	1,112,339
1.125%, 06/30/2021	1,100,000	1,105,554
2.625%, 07/15/2021	1,100,000	1,114,668
2.250%, 07/31/2021	500,000	506,162
2.750%, 08/15/2021	500,000	508,195
2.000%, 08/31/2021	500,000	506,283
2.750%, 09/15/2021	500,000	509,254
1.125%, 09/30/2021	500,000	503,789
1.500%, 10/31/2021	600,000	606,893
2.000%, 11/15/2021	300,000	304,925
1.500%, 11/30/2021	600,000	607,555
2.000%, 12/31/2021	500,000	509,386
1.375%, 01/31/2022	500,000	506,816
1.750%, 02/28/2022	700,000	713,371
1.750%, 06/30/2022	400,000	409,766
2.000%, 07/31/2022	500,000	514,766
1.875%, 08/31/2022	500,000	514,531
1.875%, 09/30/2022	200,000	206,086
1.375%, 10/15/2022	300,000	306,727
2.000%, 11/30/2022	500,000	517,949
2.125%, 12/31/2022	500,000	519,922
1.500%, 01/15/2023	300,000	308,402
1.250%, 07/31/2023	400,000	411,406
2.250%, 12/31/2023	400,000	424,969
2.125%, 03/31/2024	400,000	425,016
2.000%, 04/30/2024	720,000	763,200
1.250%, 08/31/2024	200,000	207,484
1.500%, 11/30/2024	200,000	209,734
1.375%, 01/31/2025	575,000	600,897
2.000%, 02/15/2025	500,000	535,410
2.125%, 05/15/2025	800,000	863,563
2.750%, 06/30/2025	500,000	554,443
2.875%, 07/31/2025	500,000	558,125
2.750%, 08/31/2025	500,000	555,938
2.250%, 11/15/2025	520,000	567,877
2.625%, 01/31/2026	200,000	222,750
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,788,018)		33,914,836

	Par
	Value	Value
SHORT-TERM INVESTMENT - 2.4%
MONEY MARKET FUND - 2.4%
First American Government Obligations Fund - Class X, 0.04% (c)	7,005,017	7,005,017
TOTAL SHORT-TERM INVESTMENTS (Cost $7,005,017) - 2.4%		7,005,017
TOTAL INVESTMENTS (Cost $287,517,023) - 99.8%		289,275,045
Other Assets in Excess of Liabilities - 0.2%		459,112
TOTAL NET ASSETS - 100.0%		$289,734,157

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits

(a)	Variable or Floating Rate Security. The rate shown represents the rate at December 31, 2020.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of December 31, 2020.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2020, the market value of these securities total $12,196,569 which represents 4.2% of total net assets.
(e)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at December 31, 2020 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of December 31, 2020, is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2020:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$241,538,256	$-	$241,538,256
Collateralized Mortgage Obligations	-	6,299,835	-	6,299,835
U.S. Government Agency Obligations	-	517,101	-	517,101
U.S. Treasury Obligations	-	33,914,836	-	33,914,836
Short-Term Investments	7,005,017	-	-	7,005,017
Total Investments in Securities	$7,005,017	$282,270,028	$-	$289,275,045

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.